Consolidated Statement of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Class A USD ($)	Class B	Class C	Total Stockholder's Deficit USD ($)	Common Stock Class A USD ($)	Common Stock Class B USD ($)	Common Stock Class C	Treasury Stock (at cost) USD ($)	Additional Paid-In Capital USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Loss USD ($)	LIN Television USD ($)	LIN Television Class A USD ($)	LIN Television Class B	LIN Television Common Stock USD ($)	LIN Television Parent Company Stock USD ($)	LIN Television Additional Paid-In Capital USD ($)	LIN Television Accumulated Deficit USD ($)	LIN Television Accumulated Other Comprehensive Loss USD ($)
Balance at Dec. 31, 2010					$ (131,432)	$ 294	$ 235		$ (7,869)	$ 1,109,814	$ (1,205,967)	$ (27,939)	$ (131,432)			$ 0	$ (7,869)	$ 1,110,343	$ (1,205,967)	$ (27,939)
Balance (in shares) at Dec. 31, 2010						32,509,759	23,502,059	2								1,000
Increase (Decrease) in Stockholders' Equity
Pension liability adjustment, net of tax	(10,838)				(10,838)							(10,838)	(10,838)							(10,838)
Unrealized gain on cash flow hedge, net of tax													7,017					7,017
Issuance of LIN Media LLC class A common stock					4,773	12				4,761			4,773					4,773
Issuance of LIN Media LLC class A common stock (in shares)						1,150,000
Conversion of class B common shares to class A common shares (in shares)						100,333	(100,333)
Stock-based compensation					7,017	3				7,014
Stock-based compensation (in shares)						890,077
Purchase of LIN Media/TV Corp. class A common stock					(2,729)				(2,729)				2,729				2,729
Net income (loss) attributable to reporting entity	48,577				48,577						48,577		48,577						48,577
Balance at Dec. 31, 2011					(84,632)	309	235		(10,598)	1,121,589	(1,157,390)	(38,777)	(84,632)			0	(10,598)	1,122,133	(1,157,390)	(38,777)
Balance (in shares) at Dec. 31, 2011						34,650,169	23,401,726	2								1,000
Increase (Decrease) in Stockholders' Equity
Pension liability adjustment, net of tax	3,393				3,393							3,393	3,393							3,393
Issuance of LIN Media LLC class A common stock					1,314	4				1,310
Issuance of LIN Media LLC class A common stock (in shares)						1,022,359
Conversion of class B common shares to class A common shares (in shares)			0
Stock-based compensation					6,792					6,792			8,106					8,106
Purchase of LIN Media/TV Corp. class A common stock		(11,400)			(11,386)				(11,386)				(11,386)	(11,400)			(11,386)
Net income (loss) attributable to reporting entity	(7,045)				(7,045)						(7,045)		(7,045)						(7,045)
Balance at Dec. 31, 2012					(91,564)	313	235		(21,984)	1,129,691	(1,164,435)	(35,384)	(91,564)			0	(21,984)	1,130,239	(1,164,435)	(35,384)
Balance (in shares) at Dec. 31, 2012		30,724,869	23,401,726	2		35,672,528	23,401,726	2								1,000
Increase (Decrease) in Stockholders' Equity
Pension liability adjustment, net of tax	9,858				9,858							9,858	9,858							9,858
Issuance of LIN Media LLC class A common stock					1,845	395				1,450			1,256					1,256
Issuance of LIN Media LLC class A common stock (in shares)						840,477
Conversion of class B common shares to class A common shares					0	25	(25)
Conversion of class B common shares to class A common shares (in shares)			(2,500,000)			2,500,000	(2,500,000)								(2,500,000)
Tax benefit from exercise of share options					1,591					1,591			1,591					1,591
Stock-based compensation					9,284	2,593				6,691			9,284					9,284
Dividends declared													(2,000)					(2,000)
Net income (loss) attributable to reporting entity	158,113				158,113						158,113		158,802						158,802
Effect of the Merger					0	621,238	518,185			(1,139,423)
Balance at Dec. 31, 2013					$ 89,127	$ 624,564	$ 518,395		$ (21,984)	$ 0	$ (1,006,322)	$ (25,526)	$ 87,227			$ 0	$ (21,984)	$ 1,140,370	$ (1,005,633)	$ (25,526)
Balance (in shares) at Dec. 31, 2013		34,065,346	20,901,726	2		39,013,005	20,901,726	2								1,000